Consolidated Statements Of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of Revenue	¥ 153,422	¥ 174,208	¥ 183,199
Selling and marketing expense	190,904	247,711	370,294
Related Party [Member]
Cost of Revenue	0	18	0
Selling and marketing expense	¥ 0	¥ 0	¥ 201